Note 20 - Income Taxes (Details Textual) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Operating Loss Carryforwards, Foreign		€ 18,392
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		10,515
Income Tax Examination, Penalties Expense	€ 772
Income Tax Examination, Interest Expense	374,156
Uncertainty in Income Taxes, Reserve Reversed	€ 50
Income Tax Examination, Penalties and Interest Expense		0	€ 0	€ 0
Foreign Tax Authority [Member] | EDAP Technomed Inc. [Member]
Operating Loss Carryforwards		19,419
Foreign Tax Authority [Member] | Edap Technomed Co Ltd Japan [Member]
Operating Loss Carryforwards		2,642
Foreign Tax Authority [Member] | EDAP Technomed Italia S.R.L. [Member]
Operating Loss Carryforwards		910
Foreign Tax Authority [Member] | EDAP TMS S.A. [Member]
Operating Loss Carryforwards		€ 30,693